Capitalized Internal Use Software - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hippo Enterprises Inc And Subsidiaries [Member]
Amortization expense	$ 2.6	$ 0.9